                                                             File No.  33-83240
                                                             File No.  811-8726

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.                                   |_|
                                      -----------
          Post-Effective Amendment No.     3                            |X|
                                      -----------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |_|
          Amendment No.     6                                           |X|
                       -----------

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
    OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (914) 697-4748

                                                               Copies to:

Roger K. Viola, Secretary and Vice President         Jeffrey S. Puretz, Esq.
First Security Benefit Life Insurance and Annuity    Dechert Price & Rhoads
    Company of New York                                1500 K Street, N.W.
700 Harrison Street, Topeka, KS 66636-0001             Washington, DC 20005

(Name and address of Agent for  Service)

It is  proposed  that this filing will become effective:

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on January 6, 1997, pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on January 6, 1997, pursuant to paragraph (a)(i) of Rule 485

|_|   75 days after filing pursuant to paragraph (a)(ii) of Rule 485

|_|   on January 6, 1997, pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

Pursuant to Regulation 270.24f-2 of the Investment Company Act of 1940 the Registrant has elected to register an indefinite number of securities. The Registrant filed the Notice required by 24f-2 on February 28, 1996.

                              Cross Reference Sheet
                             Pursuant to Rule 495(a)

               Showing Location in Part A (Prospectus) and Part B
              (Statement of Additional Information) of Registration
                  Statement of Information Required by Form N-4

--------------------------------------------------------------------------------

                                     PART A

ITEM OF FORM N-4                                       PROSPECTUS CAPTION

  1.   Cover Page....................................  Cover Page

  2.   Definitions...................................  Definitions

  3.   Synopsis......................................  Summary; Expense Table;
                                                       Contractual Expenses;
                                                       Annual Separate Account
                                                       Expenses; Annual
                                                       Portfolio Expenses

  4.   Condensed Financial Information

       (a) Accumulation Unit Values..................  Condensed Financial
                                                       Information

       (b) Performance Data..........................  Performance Information

       (c) Additional Financial Information..........  Additional Information;
                                                       Financial Statements

  5. General Description of Registrant, Depositor, and Portfolio Companies

       (a) Depositor.................................  Information about the
                                                       Company, the Separate
                                                       Account, and the Funds;
                                                       First Security Benefit
                                                       Life Insurance and
                                                       Annuity Company of
                                                       New York

       (b) Registrant................................  Separate Account;
                                                       Information about the
                                                       Company, the Separate
                                                       Account, and the Funds

       (c) Portfolio Company.........................  Information about the
                                                       Company, the Separate
                                                       Account, and the Funds;
                                                       The Funds; The Investment
                                                       Advisers

       (d) Fund Prospectus...........................  The Funds

       (e) Voting Rights.............................  Voting of Fund Shares

       (f) Administrators............................  First Security Benefit
                                                       Life Insurance and
                                                       Annuity Company of
                                                       New York

  6.   Deductions and Expenses

       (a) General...................................  Charges and Deductions;
                                                       Mortality and Expense
                                                       Risk Charge; Premium Tax
                                                       Charge; Other Charges;
                                                       Guarantee of Certain
                                                       Charges; Fund Expenses;
                                                       Contract Charges

       (b) Sales Load %..............................  N/A

       (c) Special Purchase Plan.....................  N/A

       (d) Commissions...............................  N/A

       (e) Fund Expenses.............................  Fund Expenses

       (f) Organization Expenses.....................  N/A

  7.   General Description of Contracts

       (a) Persons with Rights.......................  The Contract; More About the Contract; Ownership;
                                                       Joint Owners; Contract
                                                       Benefits; Fixed Interest
                                                       Account; Reports to
                                                       Owners

       (b)   (i) Allocation of Purchase Payments.....  Purchase Payments;
                                                       Allocation of Purchase
                                                       Payments

            (ii) Transfers...........................  Dollar Cost Averaging
                                                       Option; Asset Rebalancing
                                                       Option

           (iii) Exchanges...........................  Exchanges of Contract
                                                       Value; Exchanges and
                                                       Withdrawals

       (c) Changes...................................  Substitution of
                                                       Investments; Changes to
                                                       Comply with Law and
                                                       Amendments

       (d) Inquiries.................................  Contacting the Company

  8.   Annuity Period................................  Annuity Period; General;
                                                       Annuity Options;
                                                       Selection of an Option

  9.   Death Benefit.................................  Death Benefit

 10.   Purchases and Contract Value

       (a) Purchases.................................  The Contract; General;
                                                       Application for a
                                                       Contract; Purchase
                                                       Payments; Dollar Cost
                                                       Averaging Option; Asset
                                                       Rebalancing Option

       (b) Valuation.................................  Contract Value;
                                                       Determination of Contract
                                                       Value; Exchanges of
                                                       Contract Value; Interest

       (c) Daily Calculation.........................  Determination of Contract
                                                       Value

       (d) Underwriter...............................  Distribution of the
                                                       Contract

 11.   Redemptions

       (a) - By Owners...............................  Full and Partial
                                                       Withdrawals; Systematic
                                                       Withdrawals; Payments
                                                       from the Separate
                                                       Account; Payments from
                                                       the Fixed Interest
                                                       Account

           - By Annuitant............................  Annuity Options

       (b) Texas ORP.................................  N/A

       (c) Check Delay...............................  N/A

       (d) Lapse.....................................  Full and Partial
                                                       Withdrawals

       (e) Free Look.................................  Free-Look Right

 12.   Taxes.........................................  Federal Tax Matters;
                                                       Introduction; Tax Status
                                                       of the Company and the
                                                       Separate Account; Income
                                                       Taxation of Annuities in
                                                       General -- Non-Qualified
                                                       Plans; Additional
                                                       Considerations;
                                                       Qualified Plans

 13.   Legal Proceedings.............................  Legal Proceedings; Legal
                                                       Matters

 14.   Table of Contents for the Statement of
       Additional Information........................  Statement of Additional
                                                       Information

                                     PART B

ITEM OF FORM N-4                                       STATEMENT OF ADDITIONAL
                                                       INFORMATION CAPTION

 15.   Cover Page....................................  Cover Page

 16.   Table of Contents.............................  Table of Contents

 17.   General Information and History...............  General Information and
                                                       History

 18.   Services

       (a) Fees and Expenses of Registrant...........  N/A

       (b) Management Contracts......................  N/A

       (c) Custodian.................................  N/A

           Independent Public Accountant.............  Independent Auditors

       (d) Assets of Registrant......................  N/A

       (e) Affiliated Persons........................  N/A

       (f) Principal Underwriter.....................  N/A

 19.   Purchase of Securities Being Offered..........  Distribution of the
                                                       Contract; Limits on
                                                       Premiums Paid Under
                                                       Tax-Qualified
                                                       Retirement Plans

 20.   Underwriters..................................  Distribution of the
                                                       Contract

 21.   Calculation of Performance Data...............  Performance Information

 22.   Annuity Payments..............................  N/A

 23.   Financial Statements..........................  Financial Statements

EXPLANATORY NOTE

       This Post-Effective Amendment No. 3 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 6 to the Registrant's Registration Statement under the Investment Company Act of 1940 on Form N-4 (File Nos. 33-83240 and 811-8726) is being filed pursuant to enactment of the National Securities Markets Improvement Act of 1996 which amended the Investment Company Act of 1940 to include ss. 26(e)(2)(A) requiring the representation included in Item 32, Section (e) of this Amendment. This Amendment does not affect the Registrant's currently effective Prospectus (T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York) or Statement of Additional Information, which are both hereby incorporated by reference as most recently filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------
          (a)  Financial Statements

               All required financial statements are included in Part B of this Registration Statement which is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 5 to the Registrant's Registration Statement under the Investment Company Act of 1940 (File Nos. 33-83240 and 811-8726) as most recently filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

          (b)  Exhibits

               (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(a)

               (2)  Not Applicable

               (3)  Not Applicable

               (4)  Sample Contract(b)

               (5)  Form of Application(b)

               (6)  (a)  Articles of Incorporation  of  First  Security  Benefit
                         Life Insurance and Annuity Company of New York(a)

                    (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(a)

               (7)  Not Applicable

               (8)  Not Applicable

               (9)  Not Applicable

              (10)  Consent of Independent Auditors(b)

              (11)  Not Applicable

              (12)  Not Applicable

              (13)  Schedule of Computation of Performance(b)

              (14)  Financial Data Schedules(b)

              (15)  Powers of Attorney of Howard R. Fricke, Jane Boisseau, Roger
                    K. Viola, Donald J. Schepker, John E. Hayes, Jr., James R. Schmank, Lee Laino and Katherine White.

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Pre-Effective  Amendment No. 2, File No.  33-83240 (March 21,
     1995).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File No. 33-83240 (January 2, 1997).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------         ------------------------------------

Howard R. Fricke*                           President, CEO and Director

Peggy S. Avey                               Assistant Secretary and Chief
70 West Red Oak Lane-4th Floor              Administrative Officer
White Plains, New York 10604

Donald J. Schepker*                         Vice President and Director

James R. Schmank*                           Director, Vice President
                                            and Treasurer

Roger K. Viola*                             Secretary, Vice President
                                            and Director

Thomas Gerald Lee*                          Vice President and Director

Jane Boisseau                               Director
125 W. 55th Street
New York, NY 10019-5389

John E. Hayes, Jr.                          Director
P.O. Box 889
Topeka, KS 66601

Lee Laino                                   Director
444 Madison Avenue
New York, NY 10022

Katherine White                             Director
32 Avenue of the Americas
125 W. 55th Street
New York, NY 10019-5389

Mark E. Young*                              Assistant Vice President

J. Timothy Gaule*                           Valuation Actuary

*Located at 700 Harrison Street, Topeka, Kansas 66636.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          DEPOSITOR OR REGISTRANT

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Group, Inc., which is wholly owned by Security Benefit Life Insurance Company. No one person holds more than approximately 0.0003% of the voting power of SBL. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

                                             JURISDICTION      PERCENT OF VOTING
                                                  OF           SECURITIES OWNED
                  NAME                       INCORPORATION         BY SBL
--------------------------------------------------------------------------------

Security Benefit Life Insurance Company         Kansas               ----
(Mutual Life Insurance Company)

Security Benefit Group, Inc.                    Kansas               100%
(Holding Company)

Security Management Company, LLC                Kansas               100%
(Investment Adviser)

Security Distributors, Inc.                     Kansas               100%
(Broker/Dealer, Principal
Underwriter of Mutual Funds)

Security Benefit Academy, Inc.                  Kansas               100%
(Daycare Company)

Creative Impressions, Inc.                      Kansas               100%
(Advertising Agency)

Security Benefit Clinic and Hospital            Kansas               100%
(Nonprofit provider of hospital
benevolences for fraternal
certificate holders)

First Advantage Insurance Agency, Inc.          Kansas               100%

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: None

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of December 1, 1996, there were 213 owners of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Contracts.

ITEM 28.  INDEMNIFICATION

          The bylaws of First Security Benefit Life Insurance and Annuity Company of New York include the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) T.Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a subsidiary of T. Rowe Price Associates, Inc., serves as distributor of the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York contracts. Investment Services receives no compensation for distributing the Contracts.
Investment Services also serves as principal underwriter for the following investment companies:

T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Capital Opportunity Fund, Inc.; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Health Services Fund, Inc. T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term
Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free

Money Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund); T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money
Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund and Spectrum Income Fund); T. Rowe Price Short-Term U.S. Government Fund, Inc.; T. Rowe Price Value Fund, Inc.; T. Rowe Price Balanced Fund, Inc.;
T. Rowe Price Mid-Cap Growth Fund, Inc.; T. Rowe Price OTC Fund, Inc., (which includes T. Rowe Price OTC Fund); T. Rowe Price Blue Chip Growth Fund, Inc.; T. Rowe Price Dividend Growth Fund, Inc.; T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund); T. Rowe Price Summit Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund); T. Rowe Price Corporate Income Fund, Inc.; CUNA Mutual Funds, Inc. (which includes CUNA Mutual tax-free Intermediate-Term Fund, CUNA Mutual U.S. Government Income Fund and CUNA Mutual Cornerstone Fund); T. Rowe Price Equity Series, Inc., (which includes T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio); T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio); T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and Personal Strategy Growth Fund); T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T.
Rowe Price International Discovery Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund, T. Rowe Price Short-Term Global Fund, T. Rowe Price Latin America Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Global Stock Fund, and T. Rowe Price Emerging Markets Bond Fund); Frank

Russell Investment Securities Fund; the RPF International Bond Fund; and the Institutional International Funds, Inc. (which includes the Foreign Equity
Fund).

(b)
          NAME AND PRINCIPAL                    POSITION AND OFFICES
          BUSINESS ADDRESS*                       WITH UNDERWRITER
--------------------------------------------------------------------------------
          Mark E. Rayford                       Director
          James S. Riepe                        President and Director
          Patricia M. Archer                    Vice President
          Edward C. Bernard                     Vice President
          Joseph C. Bonasorte                   Vice President
          Meredith C. Callanan                  Vice President
          Laura H. Chasney                      Vice President
          Victoria C. Collins                   Vice President
          Christopher W. Dyer                   Vice President
          Forrest R. Foss                       Vice President
          James W. Graves                       Vice President
          Andrea G. Griffin                     Vice President
          David J. Healy                        Vice President
          Joseph P. Healy                       Vice President
          Walter J. Helmlinger                  Vice President
          Eric G. Knauss                        Vice President
          Henry H. Hopkins                      Vice President and Director
          Douglas G. Kremer                     Vice President
          Sharon R. Krieger                     Vice President
          Keith Wayne Lewis                     Vice President
          David L. Lyons                        Vice President
          Sarah McCafferty                      Vice President
          Maurice Albert Minerbi                Vice President
          Nancy M. Morris                       Vice President
          George A. Murnaghan                   Vice President
          Steven E. Norwitz                     Vice President
          Kathleen M. O'Brien                   Vice President
          Pamela D. Preston                     Vice President
          Lucy Beth Robins                      Vice President
          John Richard Rockwell                 Vice President
          Monica R. Tucker                      Vice President
          Charles E. Vieth                      Vice President and Director
          William F. Wendler, II                Vice President
          Terrie L. Westren                     Vice President
          Jane F. White                         Vice President
          Thomas R. Woolley                     Vice President
          Alvin M. Younger, Jr.                 Treasurer and Secretary
          Mark S. Finn                          Controller

* Unless otherwise indicated, the business address of each of Investment Services' officers and directors is 100 East Pratt Street, Baltimore, Maryland 21202.

(c)    Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its administrative offices--70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen
(16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b) Registrant undertakes that it will affix to or include a post card as part of the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Prospectus that an applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

(e) Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas, on this 6th day of January, 1997.

SIGNATURES AND TITLES

Howard R. Fricke                   FIRST SECURITY BENEFIT LIFE INSURANCE AND
President and Director             ANNUITY COMPANY OF NEW YORK
                                   (THE DEPOSITOR)

Peggy S. Avey                      By: ROGER K. VIOLA
Assistant Secretary and Chief          ---------------------------------------
Administrative Officer                 Roger K. Viola, Secretary,
                                       Vice President and Director as
Donald L. Schepker                     Attorney-in-Fact for the Officers
Vice President and Director            and Directors Whose Names Appear Opposite

James R. Schmank                   T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
Director                           OF FIRST SECURITY BENEFIT LIFE
                                   INSURANCE AND ANNUITY COMPANY OF NEW YORK
Roger K. Viola                     (THE REGISTRANT)
Assistant Secretary, Vice
President and Director
                                   By: FIRST SECURITY BENEFIT LIFE INSURANCE
John E. Hayes, Jr.                     AND ANNUITY COMPANY OF NEW
Director                               YORK (THE DEPOSITOR)

Jane Boisseau                      By: HOWARD R. FRICKE
Director                               ---------------------------------------
                                       Howard R. Fricke, President and Director
Lee Laino
Director                           By: JAMES R. SCHMANK
                                       ---------------------------------------
Katherine White                        James R. Schmank, Vice President
Director                               and Treasurer

                                   (ATTEST): ROGER K. VIOLA
                                             ---------------------------------
                                             Roger K. Viola, Secretary,
                                             Vice President and Director

                                   Date: January 6, 1997

                                  EXHIBIT INDEX

   (1)   None

   (2)   None

   (3)   None

   (4)   None

   (5)   None

   (6)   (a) None

         (b) None

   (7)   None

   (8)   None

   (9)   None

  (10)   None

  (11)   None

  (12)   None

  (13)   None

  (14)   None

  (15) Powers of Attorney of Howard R. Fricke, Jane Boisseau, Roger K. Viola, Donald J. Schepker, John E. Hayes, Jr., James R. Schmank, Lee Laino, and Katherine White.